Intangible Assets - Disclosure of Detailed Information About Intangible Assets (Details) - NZD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ 26,397	$ 28,293	$ 32,431
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill
Goodwill [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	5,901	6,091
Goodwill [Member] | Accumulated Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(5,901)	(6,091)
Patents and Licences [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	20,770	21,662	24,202
Patents and Licences [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	24,393	25,151
Patents and Licences [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(3,623)	(3,489)
Brands [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	5,544	6,631	8,229
Brands [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	12,303	12,032
Brands [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	(6,759)	(5,401)
Software & Website [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	83
Software & Website [Member] | At Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	15,625	15,548
Software & Website [Member] | Accumulated Amortisation and Impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Total intangible assets and goodwill	$ (15,542)	$ (15,548)